Schedule of Investments
March 31, 2021 (unaudited)
TFA Multidimensional Tactical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 67.75%

Arrangement of Transportation of Freight & Cargo - 1.63%
Expeditors International of Washington, Inc. (2)	8,720	939,057

Beverages - 2.08%
PepsiCo, Inc.	8,500	1,202,325

Biological Products (No Diagnostic Substances) - 2.11%
Gilead Sciences, Inc.	18,800	1,215,044

Cable & Other Pay Television Services - 5.48%
Charter Communications, Inc. Class A (2)	1,848	1,140,253
Comcast Corp. Class A	20,300	1,098,433
Liberty Global PLC Class A (2)	35,920	921,707

		3,160,393

Computer Hardware & Storage - 1.84%
NetApp, Inc.	14,600	1,060,982

Computer Peripheral Equipment, Nec - 1.64%
Fortinet, Inc. (2)	5,120	944,230

Computer Storage Devices - 1.61%
Western Digital Corp. (2)	13,920	929,160

Food & Kindred Products - 1.80%
Mondelez International, Inc. Class A	17,700	1,035,981

General Industrial Machinery & Equipment - 1.61%
Zebra Technologies Corp. (2)	1,920	931,546

Hotels & Motels - 1.64%
Caesars Entertainment, Inc. (2)	10,800	944,460

In Vitro & In Vivo Diagnostic Substances - 1.91%
Quidel Corp. (2)	8,600	1,100,198

Pharmaceutical Preparations. - 6.76%
Astrazeneca PLC ADR	23,800	1,183,336
Biomarin Pharmaceutical, Inc. (2)	12,320	930,283
Sarepta Therapeutics, Inc. (2)	11,760	876,473
Viatris, Inc. (2)	64,960	907,491

		3,897,583

Radio & TV Broadcasting & Communications Equipment - 2.02%
Qualcomm, Inc.	8,800	1,166,792

Railroads, Line-Haul Operating - 1.60%
CSX Corp.	9,600	925,632

Retail-Catalog & Mail-Order Houses - 2.03%
Amazon.com, Inc. (2)	379	1,172,656

Search, Detection, Navigation, Guidance, Aeronautical Sys - 2.33%
Garmin Ltd. (2)	10,200	1,344,870

Semiconductors & Related Devices - 6.06%
Enphase Energy, Inc. (2)	8,100	1,313,496
ON Semiconductor Corp. (2)	24,080	1,001,969
SolarEdge Technologies, Inc. (2)	4,100	1,178,504

		3,493,969

Services-Business Services, Nec - 1.99%
Etsy, Inc. (2)	5,700	1,149,519

Services-Computer Processing & Data Preparation - 2.03%
Automatic Data Processing, Inc.	6,200	1,168,514

Services-Computer Programming Services - 1.79%
Amdocs Ltd.	14,700	1,031,205

Services-Computer Programming, Data Processing, Etc. - 4.16%
Alphabet, Inc. Class A (2)	549	1,132,323
Facebook, Inc. Class A (2)	4,300	1,266,479

		2,398,802

Services-Prepackaged Software - 2.08%
Take-Two Interactive Software, Inc. (2)	6,800	1,201,560

Television Broadcasting Stations - 1.97%
Fox Corp. Class B	32,500	1,135,225

Transportation Services - 2.05%
Booking Holdings, Inc. (2)	507	1,181,229

Trucking (No Local)- 3.33%
J.B. Hunt Transport Services, Inc.	5,600	941,192
Old Dominion Freight Line, Inc.	4,080	980,873

		1,922,065

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 2.18%
Henry Schein, Inc. (2)	18,200	1,260,168

Wholesale-Misc Durable Goods - 2.03%
Pool Corp.	3,400	1,173,816

Total Common Stocks	(Cost $ 39,273,975)	39,086,981

Exchange Traded Funds - 19.90% (4)

iShares 1-3 Year Treasury Bond ETF	12,300	1,060,875
iShares 3-7 Year Treasury Bond ETF	8,700	1,130,043
iShares 7-10 Year Treasury Bond ETF	9,900	1,118,007
iShares 20+ Year Treasury Bond ETF	8,500	1,151,325
iShares Agency Bond ETF	11,172	1,315,280
iShares iBoxx $ High Yield Corporate Bond ETF	13,100	1,142,058
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,700	1,131,435
iShares JPMorgan USD Emerging Markets Bond ETF	10,400	1,132,352
iShares MBS ETF	10,700	1,160,094
SPDR Bloomberg Barclays International Treasury Bond ETF	39,100	1,139,374

Total Exchange Traded Funds	(Cost $ 11,657,115)	11,480,843

Money Market Registered Investment Companies - 12.38%

Fidelity Investments Money Market - Government Portfolio - Class I, 0.010% (3) (5)	5,010,034	5,010,034
First American Treasury Obligations Fund - Class X, 0.056% (3)	2,131,339	2,131,339

Total Money Market Registered Investment Companies	(Cost $ 7,141,374)	7,141,373

Total Investments - 100.02%	(Cost $ 58,072,463)	57,709,197

Liabilities in Excess of Other Assets - -0.02%		(13,271)

Total Net Assets - 100.00%		57,695,926

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$57,709,197	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$57,709,197	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(4) Exchange Traded Fund
(5) All or a portion of this security is held as collateral. Total value of collateral is $5,010,034 representing 8.68% of net assets.
ADR - American Depository Receipt